Schedule of Investments
September 30, 2024
(Unaudited)
Invesco Active Allocation Fund
Schedule of Investments in Affiliated Issuers–99.72%(a)
	% of Net Assets 09/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/24	Value 09/30/24
Alternative Funds–4.82%
Invesco Global Real Estate Income Fund, Class R6(b)	2.45%	$49,802,913	$1,368,006	$(5,254,445)	$2,489,215	$(342,648)	$1,373,792	5,492,169	$48,166,319
Invesco Macro Allocation Strategy Fund, Class R6	2.37%	46,197,444	551,818	(1,439,877)	1,472,302	(106,522)	—	6,038,184	46,675,165
Total Alternative Funds		96,000,357	1,919,824	(6,694,322)	3,961,517	(449,170)	1,373,792		94,841,484
Domestic Equity Funds–49.36%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	5.93%	90,600,129	18,202,903	(10,417,851)	17,868,928	346,002	—	3,394,472	116,600,111
Invesco Main Street Small Cap Fund, Class R6	5.74%	124,459,421	—	(25,108,983)	4,436,906	9,218,888	—	4,780,298	113,006,232
Invesco NASDAQ 100 ETF(d)	10.20%	88,170,017	125,116,900	(40,680,269)	24,931,791	3,215,354	792,293	999,521	200,753,793
Invesco Russell 1000® Dynamic Multifactor ETF	13.83%	230,534,676	41,526,787	(7,380,743)	7,430,882	(96,339)	2,971,725	5,133,332	272,015,263
Invesco S&P 500® Low Volatility ETF	—	161,131,130	—	(165,758,530)	(21,009,625)	25,637,025	644,010	—	—
Invesco S&P 500® Pure Growth ETF	—	89,936,138	—	(100,775,431)	(13,543,238)	24,382,531	—	—	—
Invesco S&P 500® Pure Value ETF(d)	8.87%	—	174,677,956	(10,144,100)	9,513,479	372,980	2,922,019	1,961,542	174,420,315
Invesco Value Opportunities Fund, Class R6	4.79%	55,222,773	32,563,514	(9,917,904)	15,752,901	594,752	—	4,247,792	94,216,036
Total Domestic Equity Funds		840,054,284	392,088,060	(370,183,811)	45,382,024	63,671,193	7,330,047		971,011,750
Fixed Income Funds–22.46%
Invesco Core Bond Fund, Class R6	9.73%	—	199,981,226	(16,232,807)	7,227,647	330,110	4,962,131	32,870,477	191,306,176
Invesco Core Plus Bond Fund, Class R6	4.86%	137,378,126	3,940,882	(47,304,273)	14,439,269	(12,808,038)	3,940,729	10,110,567	95,645,966
Invesco Emerging Markets Sovereign Debt ETF	0.63%	—	11,825,315	—	655,994	—	446,610	580,526	12,481,309
Invesco Equal Weight 0-30 Year Treasury ETF	2.67%	73,470,516	—	(20,681,752)	5,339,340	(5,554,517)	1,421,672	1,807,895	52,573,587
Invesco Floating Rate ESG Fund, Class R6	1.22%	14,756,262	9,999,531	(403,750)	(299,563)	(3,533)	1,490,072	3,578,712	24,048,947
Invesco High Yield Fund, Class R6	1.22%	55,667,668	1,697,732	(33,992,519)	(407,067)	929,036	1,697,650	6,637,459	23,894,850
Invesco Income Fund, Class R6	—	18,606,774	244,067	(18,877,514)	832,290	(805,617)	244,067	—	—
Invesco International Bond Fund, Class R6	—	18,689,287	193,616	(18,504,068)	(1,459,512)	1,080,677	193,616	—	—
Invesco Senior Floating Rate Fund, Class R6	—	28,076,961	564,505	(28,769,868)	746,663	(618,261)	564,505	—	—
Invesco Taxable Municipal Bond ETF	—	63,279,941	—	(62,103,674)	13,343,931	(14,520,198)	385,347	—	—
Invesco Variable Rate Investment Grade ETF(d)	2.13%	18,208,489	24,715,228	(1,000,249)	(20,252)	(405)	1,691,586	1,670,433	41,902,811
Total Fixed Income Funds		428,134,024	253,162,102	(247,870,474)	40,398,740	(31,970,746)	17,037,985		441,853,646
Foreign Equity Funds–22.39%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.62%	56,199,436	—	(26,818,310)	6,373,122	(3,996,937)	—	887,820	31,757,311
Invesco Developing Markets Fund, Class R6	1.32%	60,980,131	—	(37,460,990)	3,815,322	(1,395,498)	—	626,848	25,938,965
Invesco FTSE RAFI Developed Markets ex-U.S. ETF(d)	3.29%	48,466,701	13,835,145	(3,051,342)	5,486,718	57,553	1,706,618	1,242,946	64,794,775
Invesco Global Fund, Class R6	7.19%	157,156,835	—	(40,712,768)	18,240,383	6,784,850	—	1,304,706	141,469,300
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Invesco Active Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.72%(a)
	% of Net Assets 09/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/24	Value 09/30/24
Invesco Global Infrastructure Fund, Class R6	1.02%	$18,414,858	$1,472,222	$(1,935,263)	$2,229,237	$(148,499)	$370,845	1,571,181	$20,032,555
Invesco International Developed Dynamic Multifactor ETF(d)	2.75%	—	55,729,214	(1,777,605)	106,033	19,061	1,731,910	2,120,655	54,076,703
Invesco International Small-Mid Company Fund, Class R6	3.93%	39,535,210	35,944,127	(2,949,202)	4,751,874	103,238	—	1,688,897	77,385,247
Invesco Oppenheimer International Growth Fund, Class R6	1.27%	38,706,996	—	(16,830,383)	2,045,820	1,018,664	—	638,206	24,941,097
Invesco S&P Emerging Markets Low Volatility ETF	—	86,058,945	—	(85,628,681)	(6,100,898)	5,670,634	553,906	—	—
Invesco S&P International Developed Low Volatility ETF	—	37,824,732	—	(37,851,284)	(885,790)	912,342	—	—	—
Total Foreign Equity Funds		543,343,844	106,980,708	(255,015,828)	36,061,821	9,025,408	4,363,279		440,395,953
Money Market Funds–0.69%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(e)	0.24%	3,205,449	160,000,136	(158,489,601)	—	—	184,950	4,715,984	4,715,984
Invesco Liquid Assets Portfolio, Institutional Class	—	2,290,920	103,340,957	(105,630,448)	(463)	(966)	105,776	—	—
Invesco Treasury Portfolio, Institutional Class, 4.78%(e)	0.45%	3,663,371	196,784,946	(191,690,176)	—	—	238,751	8,758,141	8,758,141
Total Money Market Funds		9,159,740	460,126,039	(455,810,225)	(463)	(966)	529,477		13,474,125
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,614,503,620)	99.72%	1,916,692,249	1,214,276,733	(1,335,574,660)	125,803,639	40,275,719	30,634,580		1,961,576,958

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.38%
Invesco Private Government Fund, 4.96%(e)(f)	0.11%	9,467,365	126,710,177	(134,093,160)	—	—	114,094(g)	2,084,382	2,084,382
Invesco Private Prime Fund, 5.02%(e)(f)	0.27%	24,344,655	327,673,204	(346,601,508)	(776)	1,660	306,305(g)	5,415,069	5,417,235
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,501,617)	0.38%	33,812,020	454,383,381	(480,694,668)	(776)	1,660	420,399		7,501,617
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,622,005,237)	100.10%	$1,950,504,269	$1,668,660,114	$(1,816,269,328)	$125,802,863	$40,277,379	$31,054,979		$1,969,078,575
OTHER ASSETS LESS LIABILITIES	(0.10)%								(1,934,294)
NET ASSETS	100.00%								$1,967,144,281
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes return of capital distribution.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at September 30, 2024.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	55	December-2024	$15,989,188	$340,088	$340,088
Interest Rate Risk
U.S. Treasury 10 Year Notes	460	December-2024	52,569,375	114,002	114,002
Subtotal—Long Futures Contracts				454,090	454,090
Short Futures Contracts
Equity Risk
MSCI Emerging Markets Index	252	December-2024	(14,776,020)	(925,226)	(925,226)
Nikkei 225 Index	18	December-2024	(4,752,827)	(261,774)	(261,774)
S&P/TSX 60 Index	12	December-2024	(2,563,171)	(40,529)	(40,529)
SPI 200 Index	18	December-2024	(2,584,059)	(38,285)	(38,285)
STOXX Europe 600 Index	427	December-2024	(12,498,403)	(133,993)	(133,993)
Subtotal—Short Futures Contracts				(1,399,807)	(1,399,807)
Total Futures Contracts				$(945,717)	$(945,717)

(a)	Futures contracts collateralized by $5,391,060 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/18/2024	BNP Paribas S.A.	USD	5,384,117	SGD	6,995,000	$79,187
12/18/2024	Deutsche Bank AG	USD	5,955,146	IDR	92,367,300,000	108,369
12/18/2024	Deutsche Bank AG	USD	5,154,941	MXN	105,015,000	116,225
12/18/2024	Deutsche Bank AG	USD	92,230	PLN	360,000	1,082
12/18/2024	Deutsche Bank AG	USD	3,151,297	TWD	100,175,000	42,916
12/18/2024	Goldman Sachs International	USD	5,889,562	BRL	33,690,000	239,358
12/18/2024	J.P. Morgan Chase Bank, N.A.	USD	995,866	EUR	900,000	9,096
12/18/2024	J.P. Morgan Chase Bank, N.A.	USD	3,990,264	GBP	3,055,000	93,431
12/18/2024	Merrill Lynch International	USD	5,233,638	COP	22,703,000,000	111,734
12/18/2024	Merrill Lynch International	USD	550,636	ZAR	9,935,000	20,666
12/18/2024	Morgan Stanley and Co. International PLC	CHF	5,685,000	USD	6,784,509	10,188
12/18/2024	Morgan Stanley and Co. International PLC	JPY	1,221,040,000	USD	8,669,536	86,589
12/18/2024	Morgan Stanley and Co. International PLC	USD	8,408,085	INR	708,625,000	17,376
12/18/2024	Morgan Stanley and Co. International PLC	USD	1,253,101	MYR	5,395,000	60,000
12/18/2024	UBS AG	USD	50,471	DKK	340,000	503
12/18/2024	UBS AG	USD	5,095,120	NOK	55,220,000	139,725
12/18/2024	UBS AG	USD	5,000,712	SEK	51,720,000	111,260
Subtotal—Appreciation						1,247,705
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/18/2024	Barclays Bank PLC	HKD	700,000	USD	90,087	$(52)
12/18/2024	BNP Paribas S.A.	NZD	8,885,000	USD	5,461,679	(183,661)
12/18/2024	Deutsche Bank AG	HUF	6,610,000	USD	18,331	(140)
12/18/2024	Deutsche Bank AG	THB	181,855,000	USD	5,431,750	(248,642)
12/18/2024	Goldman Sachs International	CLP	240,300,000	USD	252,321	(14,730)
12/18/2024	J.P. Morgan Chase Bank, N.A.	CAD	9,465,000	USD	6,980,171	(32,098)
12/18/2024	J.P. Morgan Chase Bank, N.A.	KRW	4,803,670,000	USD	3,598,937	(56,864)
12/18/2024	Merrill Lynch International	CNY	15,510,000	USD	2,197,124	(31,076)
12/18/2024	Merrill Lynch International	PHP	277,080,000	USD	4,912,526	(22,464)
12/18/2024	Standard Chartered Bank PLC	CZK	126,580,000	USD	5,574,551	(24,933)
12/18/2024	UBS AG	AUD	9,745,000	USD	6,483,222	(259,312)
Subtotal—Depreciation						(873,972)
Total Forward Foreign Currency Contracts						$373,733

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 42, Version 1	Sell	5.00%	Quarterly	06/20/2029	3.075%	USD	13,500,000	$887,877	$1,049,315	$161,438
Credit Risk
Markit CDX North America Investment Grade Index, Series 42, Version 1	Buy	(1.00)	Quarterly	06/20/2029	0.479	USD	187,000,000	(4,012,428)	(4,238,355)	(225,927)
Total Centrally Cleared Credit Default Swap Agreements								$(3,124,551)	$(3,189,040)	$(64,489)

(a)	Centrally cleared swap agreements collateralized by $4,993,594 cash held with J.P. Morgan Chase Bank, N.A.
(b)	Implied credit spreads represent the current level, as of September 30, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,948,102,833	$—	$—	$1,948,102,833
Money Market Funds	13,474,125	7,501,617	—	20,975,742
Total Investments in Securities	1,961,576,958	7,501,617	—	1,969,078,575
Other Investments - Assets*
Futures Contracts	454,090	—	—	454,090
Forward Foreign Currency Contracts	—	1,247,705	—	1,247,705
Swap Agreements	—	161,438	—	161,438
	454,090	1,409,143	—	1,863,233
Other Investments - Liabilities*
Futures Contracts	(1,399,807)	—	—	(1,399,807)
Forward Foreign Currency Contracts	—	(873,972)	—	(873,972)
Swap Agreements	—	(225,927)	—	(225,927)
	(1,399,807)	(1,099,899)	—	(2,499,706)
Total Other Investments	(945,717)	309,244	—	(636,473)
Total Investments	$1,960,631,241	$7,810,861	$—	$1,968,442,102

*	Unrealized appreciation (depreciation).
Invesco Active Allocation Fund